CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ (246)	$ 34,156	$ 12,020	$ 99,698	$ 133,070	$ 118,870
General and administrative	5,883	12,805	23,712	37,797	48,261	52,332
Impairment costs					18,570
Restructuring costs	83		10,059
Total operating expenses	5,720	46,961	45,791	137,495	199,901	171,202
Loss from operations	(5,720)	(46,961)	(45,791)	(137,495)	(199,901)	(171,202)
Total other income (loss), net:
Interest income	1,494	1,522	4,100	4,362	5,734	1,876
Other income (loss), net	100	1,167	1,190	2,411	3,623	351
Loss before income taxes					(190,544)	(168,975)
Income tax benefit	0	0			(126)	(265)
Net loss	$ (4,126)	$ (44,272)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Net loss per share — basic	$ (0.04)	$ (0.39)	$ (0.35)	$ (1.3)	$ (1.83)	$ (2.2)
Net loss per share — diluted	$ (0.04)	$ (0.39)	$ (0.35)	$ (1.3)	$ (1.83)	$ (2.2)
Weighted-average common shares outstanding — basic	115,399,516	113,894,188	115,073,622	100,683,322	104,057,220	76,654,856
Weighted-average common shares outstanding — diluted	115,399,516	113,894,188	115,073,622	100,683,322	104,057,220	76,654,856
Comprehensive loss:
Net loss	$ (4,126)	$ (44,272)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities	5	25	(72)	268	406	(313)
Total other comprehensive income (loss)	5	25	(72)	268	406	(313)
Comprehensive loss	$ (4,121)	$ (44,247)	$ (40,573)	$ (130,454)	$ (190,012)	$ (169,023)